Product Warranties	6 Months Ended
Jan. 31, 2014
Product Warranties
7.	Product Warranties

Warranties for the Cortelco and CSPR product lines range from one to five years based upon the product purchased.  The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized.  The cost of satisfying warranty claims, which approximates 0.5% - 1.0% of product revenues, has historically been comprised of materials and direct labor costs.  The Company performs quarterly evaluations of these estimates, and any changes in estimates which could potentially be significant, are included in earnings in the period in which the evaluations are completed.  The following table summarizes the activity related to the product warranty liability during the six months ended January 31, 2014 and 2013 (in thousands):

	2014	2013

Beginning balance	$156	$166
Warranty cost incurred	(57)	(54)
Accrued warranty cost	40	47
Ending balance	$139	$159

Cortelco Systems Holding Corp [Member]
Product Warranties
7.	Product Warranties

Warranties for the Cortelco and CSPR product lines range from one to five years based upon the product purchased. The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized. The cost of satisfying warranty claims, which approximates 0.5% - 1.0% of product revenues, has historically been comprised of materials and direct labor costs.  The Company performs quarterly evaluations of these estimates, and any changes in estimates which could potentially be significant, are included in earnings in the period in which the evaluations are competed.   The following table summarizes the activity related to the product warranty liability during the six months ended January 31, 2014 and 2013 (in thousands):

	2014	2013

Beginning balance	$145	$166
Warranty cost incurred	(46)	(54)
Accrued warranty cost	40	47
Ending balance	$139	$159